SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (BENEFIT) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Current tax provision					$ 1,549,333	$ 2,724,662
Deferred tax provision
Income tax provision	$ 1,887,339	$ 349,043	$ 3,238,952	$ 571,830	1,549,333	2,724,662
HONG KONG
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Current tax provision
Deferred tax provision
CHINA
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Current tax provision					1,549,333	2,724,662
Deferred tax provision